SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

On October 3, 2025, the U.S. Securities and Exchange Commission (“SEC”) issued an order suspending trading in the Company’s securities on Nasdaq for the period from 4:00 a.m. Eastern Time on October 6, 2025 through 11:59 p.m. Eastern Daylight Time on October 17, 2025, as previously disclosed in the Company’s Form 6-K filed on October 9, 2025. On October 7, 2025, the Company received an information request from the Nasdaq Stock Market LLC (“Nasdaq”) for certain information and documents in connection with its review of the trading in the Company’s securities.

Trading in the Company’s securities still remains suspended as of the report date of these consolidated financial statements and the Company continues to cooperate with both the SEC and Nasdaq. Uncertainty remains as to the timing of any resumption of trading or the outcome of the regulatory reviews. The Company has not yet determined whether these matters will have a material impact on its future results of operations, financial condition, or liquidity, and no estimate of such impact can be made at this time.